Note 13 - Right-of-use assets, net and lease liabilities	12 Months Ended
Dec. 31, 2023
Note 13 - Right-of-use assets, net and lease liabilities
Note 13 - Right-of-use assets, net and lease liabilities

13      Right-of-use assets, net and lease liabilities

Right of use assets evolution

Year ended December 31, 2023	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Others	Total
Cost
Opening net book amount	43,570	125,677	30,291	1,182	200,720
Currency translation adjustment	99	243	263	-	605
Increase due to business combinations (*)	11,803	37	46	-	11,886
Additions	13,040	30,066	15,732	2,486	61,324
Transfers / Reclassifications	691	-	(691)	-	-
Disposals	(2,739)	(7,643)	(2,424)	-	(12,806)
At December 31, 2023	66,464	148,380	43,217	3,668	261,729

Depreciation
Accumulated at the beginning of the year	18,933	52,794	17,042	210	88,979
Currency translation adjustment	34	134	200	-	368
Depreciation charge	9,663	29,685	10,316	613	50,277
Transfers / Reclassifications	691	-	(691)	-	-
Disposals	(1,349)	(7,046)	(1,638)	-	(10,033)
Accumulated at the end of the year	27,972	75,567	25,229	823	129,591
At December 31, 2023	38,492	72,813	17,988	2,845	132,138

(*) Related to the GPC and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

Year ended December 31, 2022	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Others	Total
Cost
Opening net book amount	46,082	131,816	20,256	-	198,154
Currency translation adjustment	52	(414)	(417)	-	(779)
Additions	15,872	31,778	7,674	1,182	56,506
Transfers / Reclassifications	(5,166)	(1,317)	6,483	-	-
Disposals	(13,270)	(36,186)	(3,705)	-	(53,161)
At December 31, 2022	43,570	125,677	30,291	1,182	200,720

Depreciation
Accumulated at the beginning of the year	24,005	54,727	10,684	-	89,416
Currency translation adjustment	(9)	(139)	(251)	-	(399)
Depreciation charge	8,965	32,767	7,277	210	49,219
Transfers / Reclassifications	(3,974)	1,431	2,543	-	-
Disposals	(10,054)	(35,992)	(3,211)	-	(49,257)
Accumulated at the end of the year	18,933	52,794	17,042	210	88,979
At December 31, 2022	24,637	72,883	13,249	972	111,741

Depreciation of right-of-use assets is mainly included in Tubes segment.

Lease liability evolution

	Year ended December 31,
	2023	2022
Opening net book amount	112,177	117,285
Increase due to business combinations (*)	12,148	-
Translation differences	2,237	(3,922)
Additions	61,310	56,459
Cancellations	(2,972)	(5,207)
Repayments (**)	(54,940)	(55,874)
Interest accrued	4,473	3,436
At December 31,	134,433	112,177

(*) Related to the GPC and Mattr’s pipe coating business unit acquisitions. For more information see note 34.

(**) For 2023 includes repayments of $51.5 million in capital and $3.4 million of interest.

For 2022 includes repayments of $52.4 million in capital and $3.5 million of interest.

As of December 31, 2023, the amount of remaining payments with maturities of less than 1 year, between 2 and 5 years and more than 5 years was approximately 28%, 45% and 27%, respectively.

As of December 31, 2022, the amount of remaining payments with maturities of less than 1 year, between 2 and 5 years and more than 5 years was approximately 25%, 48% and 27%, respectively.

Expenses related to short-term leases, leases of low value assets and variable leases (included in Cost of sales and Selling, general and administrative expenses) were not material for the years 2023 and 2022.